Inventories (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Inventory write-downs to net realizable value	$ 7,104	$ 8,743	$ 2,102